Financial Assets and Financial Liabilities - Other Loans - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Finance costs including fines and penalties on overdue loans and borrowings and finance leases payments	₽ 25,145	₽ 33,863	[1]	₽ 37,514	[1]
Long-term debt classified as short-term debt	248,667
Other loans [member]
Disclosure of detailed information about borrowings [line items]
The unused portion under the revolving credit lines and overdrafts	3,981
Overdue principal amount	30,835	25,354
Overdue interest payable	2,000	1,563
Fines and penalty on overdue amount	3,477	2,097
Finance costs including fines and penalties on overdue loans and borrowings and finance leases payments	1,080	₽ 733		₽ 847
Revolving credit agreements and overdrafts for working capital financing	₽ 7,832
Bottom of range [member] | Other loans [member] | Revolving credit agreements and overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings	1.30%
Top of range [member] | Other loans [member] | Revolving credit agreements and overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings	6.90%

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).